Note 8 - Prepayments and Other	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]
8.	Prepayments and other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2014	December 31, 2015
Prepaid expenses	293	305
Guarantees	399	110
Advances to various creditors	42	20
Other receivables	94	-
Total	828	435